DISPOSAL OF ASSETS - Narrative (Details) $ in Millions			12 Months Ended
	Sep. 20, 2023 USD ($) MW	Mar. 17, 2023 USD ($) MW	Dec. 31, 2023 USD ($) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about investment property [line items]
Amounts reclassified from OCI to income			$ 1,241	$ (370)	$ (814)
378 MW U.S. Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Portion of ownership interest		78.00%
Hydroelectric power capacity | MW		378	378
Proportion of ownership interest in joint venture		22.00%
Disposal Group, Including Discontinued Operations, Assets		$ 667
Disposal Group, Including Discontinued Operations, Liabilities		191
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		$ 34
378 MW U.S. Hydroelectric Portfolio | Brookfield Corporation Affiliates
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in joint venture		28.00%
95 MW Uruguay Wind Asset Portfolio
Disclosure of detailed information about investment property [line items]
Portion of ownership interest	100.00%
Disposal Group, Including Discontinued Operations, Assets	$ 238
Disposal Group, Including Discontinued Operations, Liabilities	$ 193
Wind power capacity | MW	95
Proceeds	$ 29
Amounts reclassified from OCI to income	5
Gains (losses) on disposals of investments	18
95 MW Uruguay Wind Asset Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds	112
Gains (losses) on disposals of investments	$ 72